Financial instruments and risk management - Foreign currency position (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)
Assets
Cash and cash equivalents	$ 19,136,443		$ 17,286,374		$ 18,662,765		$ 17,901,845
Investment in securities at fair value through profit or loss	10,841		1,018,322		186,284
Investment in securities at fair value through other comprehensive income	1,559,823		937,715		315,761
Accounts receivable	5,108,167		4,366,019		3,867,110
Total assets	65,884,861		58,475,000		55,702,491
Liabilities
Trade accounts payable	(10,015,256)		(5,753,137)		(5,158,827)
Less current maturities	(1,493,830)		(209,499)		0
Lease liabilities	(651,480)		(719,711)		(803,050)		$ (922,410)
Total Liabilities	(17,600,801)		(14,548,192)		(15,442,156)
Currency risk [member]
Assets
Cash and cash equivalents	9,174,451	$ 447,316	9,562,534	$ 479,325	10,759,165	$ 569,569
Investment in securities at fair value through profit or loss	396,212	19,318	806,459	40,424	86,447	4,576
Investment in securities at fair value through other comprehensive income	1,562,206	76,168	937,715	47,003	315,761	16,716
Accounts receivable	73,268	3,572	53,517	2,683	40,809	2,160
Total assets	11,206,137	546,374	11,360,225	569,435	11,202,182	593,021
Liabilities
Trade accounts payable	(5,690,856)	(277,467)	(2,139,115)	(107,224)	(2,280,003)	(120,699)
Less current maturities			(778,050)	(39,000)	(2,831,191)	(149,878)
Lease liabilities	(161,088)	(7,854)	(130,828)	(6,558)	(144,224)	(7,635)
Total Liabilities	(5,851,944)	(285,321)	(3,047,993)	(152,782)	(5,255,418)	(278,212)
Net asset position	$ 5,354,193	$ 261,053	$ 8,312,232	$ 416,653	$ 5,946,764	$ 314,809